Segment reporting by geographical location (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017 [2]	Dec. 31, 2016 [2]
Disclosure Of Geographical Areas [Line Items]
Total operating income	[1]	$ 30,213	$ 29,622	$ 28,729
Total non-current assets		$ 17,100	$ 16,700	$ 15,600
Total operating income (Share %)		100.00%	100.00%	100.00%
Total non-current assets (Share %)		100.00%	100.00%	100.00%
Americas
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 12,800	$ 12,100	$ 11,600
Total non-current assets		$ 7,400	$ 7,400	$ 7,200
Total operating income (Share %)		42.00%	41.00%	40.00%
Total non-current assets (Share %)		43.00%	44.00%	47.00%
of which: USA
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 12,200	$ 11,600	$ 11,100
Total non-current assets		$ 7,000	$ 6,900	$ 6,800
Total operating income (Share %)		41.00%	39.00%	39.00%
Total non-current assets (Share %)		41.00%	41.00%	44.00%
Asia Pacific
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 5,000	$ 4,800	$ 4,300
Total non-current assets		$ 900	$ 800	$ 700
Total operating income (Share %)		16.00%	16.00%	15.00%
Total non-current assets (Share %)		5.00%	5.00%	4.00%
Europe, Middle East and Africa
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 6,300	$ 6,200	$ 6,200
Total non-current assets		$ 2,000	$ 2,000	$ 1,800
Total operating income (Share %)		21.00%	21.00%	22.00%
Total non-current assets (Share %)		12.00%	12.00%	11.00%
Switzerland
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 7,300	$ 7,000	$ 7,000
Total non-current assets		$ 6,800	$ 6,500	$ 5,900
Total operating income (Share %)		24.00%	24.00%	24.00%
Total non-current assets (Share %)		40.00%	40.00%	38.00%
Global
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ (1,100)	$ (500)	$ (400)
Total non-current assets		$ 0	$ 0	$ 0
Total operating income (Share %)		(3.00%)	(2.00%)	(1.00%)
Total non-current assets (Share %)		0.00%	0.00%	0.00%
UBS AG
Disclosure Of Geographical Areas [Line Items]
Total operating income	[1]	$ 30,642	$ 30,044	$ 28,831
Total non-current assets		$ 16,200	$ 15,800	$ 15,500
Total operating income (Share %)		100.00%	100.00%	100.00%
Total non-current assets (Share %)		100.00%	100.00%	100.00%
UBS AG | Americas
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 12,800	$ 12,100	$ 11,600
Total non-current assets		$ 7,400	$ 7,400	$ 7,200
Total operating income (Share %)		42.00%	40.00%	40.00%
Total non-current assets (Share %)		46.00%	47.00%	47.00%
UBS AG | of which: USA
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 12,200	$ 11,600	$ 11,100
Total non-current assets		$ 7,000	$ 6,900	$ 6,800
Total operating income (Share %)		40.00%	39.00%	38.00%
Total non-current assets (Share %)		43.00%	44.00%	44.00%
UBS AG | Asia Pacific
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 5,000	$ 4,800	$ 4,300
Total non-current assets		$ 800	$ 800	$ 600
Total operating income (Share %)		16.00%	16.00%	15.00%
Total non-current assets (Share %)		5.00%	5.00%	4.00%
UBS AG | Europe, Middle East and Africa
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 6,300	$ 6,200	$ 6,200
Total non-current assets		$ 1,800	$ 1,700	$ 1,800
Total operating income (Share %)		20.00%	21.00%	22.00%
Total non-current assets (Share %)		11.00%	10.00%	11.00%
UBS AG | Switzerland
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ 7,300	$ 7,000	$ 7,000
Total non-current assets		$ 6,200	$ 6,000	$ 5,900
Total operating income (Share %)		24.00%	23.00%	24.00%
Total non-current assets (Share %)		38.00%	38.00%	38.00%
UBS AG | Global
Disclosure Of Geographical Areas [Line Items]
Total operating income		$ (600)	$ 0	$ (300)
Total non-current assets		$ 0	$ 0	$ 0
Total operating income (Share %)		(2.00%)	0.00%	(1.00%)
Total non-current assets (Share %)		0.00%	0.00%	0.00%

[1]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes
[2]
2017 and 2016 figures have been restated for the change of the presentation currency from Swiss francs to US dollars. Refer to Note 1b item 1 for more information. In addition, 2017 and 2016 figures have been restated to reflect the regional representation of Global Wealth Management after combining Wealth Management and Wealth Management Americas in 2018. Refer to Note 1b item 3 for more information.